Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventory

	2024	2023
	$ million	$ million
Raw materials and consumables	469	503
Work-in-progress	45	60
Finished goods and goods for resale	1,873	1,832
	2,387	2,395